Investment in jointly controlled entities and associates (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of joint ventures [abstract]
Schedule of Investments in Jointly Controlled Entities and Associates

	As at March 31,	As at March 31,
	2025	2026	2026
	(INR)	(INR)	(USD)
Investment in jointly controlled entities accounted using equity method (refer Note 51(a))	4,249	374	4
Investment in associates accounted using equity method (refer Note 51(b))	1	1	0
	4,250	375	4